Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Leases [Line Items]
Depreciation right of use assets	¥ 14,731	¥ 14,388